Shareholder Report, Line Graph (Details) - USD ($)	9 Months Ended	11 Months Ended	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Oct. 05, 2023	Sep. 30, 2023	Aug. 31, 2023	Aug. 08, 2023	Jun. 30, 2023	May 04, 2023	Mar. 31, 2023	Jan. 10, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Jun. 07, 2022	Dec. 31, 2021	Nov. 02, 2021	Jun. 30, 2021	Mar. 23, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018	May 02, 2018
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund
Account Value [Line Items]
Line Graph and Table Measure Name			USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund - NAV
Account Value	$ 14,995	$ 14,995	$ 14,995													$ 12,848						$ 13,077				$ 9,509		$ 6,094	$ 8,487	$ 9,983	$ 10,000
USCF Gold Strategy Plus Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name			USCF Gold Strategy Plus Income Fund - NAV
USCF Sustainable Battery Metals Strategy Fund
Account Value [Line Items]
Line Graph and Table Measure Name			USCF Sustainable Battery Metals Strategy Fund - NAV
Account Value	6,050	6,050	$ 6,050			$ 6,199			$ 6,859				$ 7,692			8,974		$ 9,359	$ 10,000
USCF Energy Commodity Strategy Absolute Return Fund
Account Value [Line Items]
Line Graph and Table Measure Name			USCF Energy Commodity Strategy Absolute Return Fund - NAV
Account Value	13,980	$ 13,980	$ 13,980			13,254			11,015				12,689			10,300	$ 10,000
USCF Sustainable Commodity Strategy Fund
Account Value [Line Items]
Line Graph and Table Measure Name		USCF Sustainable Commodity Strategy Fund - NAV
Account Value	$ 7,863	$ 7,863	7,863	$ 8,630	$ 8,126	8,059	$ 7,782	$ 7,974	8,857	$ 8,570	$ 8,607		8,983	$ 9,603	$ 10,000
USCF Aluminum Strategy Fund
Account Value [Line Items]
Line Graph and Table Measure Name	USCF Aluminum Strategy Fund - NAV
Account Value	$ 10,907	10,907	$ 10,907	11,555	11,380	10,214	9,741	9,999	10,550	9,727	10,060	$ 10,000
USCF Midstream Energy Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name			USCF Midstream Energy Income Fund - NAV
Account Value	20,109	20,109	$ 20,109						17,032							15,594				$ 14,858		13,494		$ 12,258		12,183	$ 10,000
USCF Dividend Income Fund
Account Value [Line Items]
Line Graph and Table Measure Name			USCF Dividend Income Fund - NAV
Account Value	11,407	11,407	$ 11,407			11,521			10,856				9,872			10,343		10,191		10,210	$ 8,788	9,301	$ 10,000
Commodity Derivatives Sector [Member]
Account Value [Line Items]
Account Value	12,369	12,369	$ 12,369						11,352							10,516				10,388		10,238		10,240	$ 10,000
S&P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	16,662	16,662	$ 16,662													14,072						15,938				11,770		7,729	9,222	10,127	10,000
S&P 500 Index [Member] [Default Label]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	13,485	13,485	$ 13,485						11,539							10,736				10,203		10,109		10,232	10,000
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	14,257	14,257	$ 14,257			13,672			12,366				11,072			11,446		10,526	10,000
S&P 500 Index [Default Label]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	13,593	$ 13,593	$ 13,593			13,034			11,790				10,556			10,913	10,000
S & P 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Account Value	$ 12,306	$ 12,306	12,306	11,880	11,318	11,800	11,433	10,853	10,674	10,210	9,355		9,556	10,035	10,000
S & P 500 Index [Member] [Default Label]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 12,964	12,964	$ 12,964	12,515	11,924	12,431	12,044	11,433	11,244	10,756	9,856	10,000
S & P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Account Value	14,688	14,688	$ 14,688						12,740							11,792				10,088		9,860		12,319		11,031	10,000
S & P 500 Index [Default Label]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500 Index
Bloomberg Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return℠
Account Value	12,961	12,961	$ 12,961													12,344						13,657				10,990		7,548	9,135	9,797	10,000
SummerHaven Dynamic Commodity Index Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			SummerHaven Dynamic Commodity Index Total Return℠
Account Value	15,475	15,475	$ 15,475													13,147						13,261				9,631		$ 6,224	$ 8,579	$ 10,008	$ 10,000
Bloomberg Commodity Index Total Return [Member] [Default Label]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return℠
Account Value	10,031	10,031	$ 10,031						10,174							10,188				11,048		11,271		9,517	10,000
Bloomberg Gold Subindex Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Gold Subindex Total Return℠
Account Value	10,693	10,693	$ 10,693						11,432							10,677				10,132		10,051		10,208	$ 10,000
Bloomberg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return℠
Account Value	9,414	9,414	$ 9,414			9,757			9,548				10,011			9,561		9,812	10,000
Bloomberg Electrification Metals TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Electrification Metals TR Index℠
Account Value	7,922	7,922	$ 7,922			7,674			7,798				8,278			8,449		9,414	$ 10,000
Bloomberg Commodity Index Total Return [Default Label]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Commodity Index Total Return℠
Account Value	10,582	10,582	$ 10,582			10,285			10,064				10,553			10,078	10,000
Bloomberg Energy Subindex Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Energy Subindex Total Return℠
Account Value	11,338	$ 11,338	$ 11,338			11,181			10,664				13,028			10,894	$ 10,000
Bloom berg Commodity Index Total Return
Account Value [Line Items]
Line Graph and Table Measure Name		loomberg Commodity Index Total Return℠
Account Value	$ 10,022	$ 10,022	10,022	10,179	10,003	9,741	9,429	9,570	9,532	9,795	10,021		9,995	$ 10,064	$ 10,000
Bloomberg Aluminum Subindex Total Return [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Aluminum Subindex Total Return℠
Account Value	$ 11,183	11,183	$ 11,183	$ 11,824	$ 11,534	10,416	$ 9,929	$ 10,184	10,654	$ 9,833	$ 10,113	$ 10,000
Alerian Midstream Energy Select Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Alerian Midstream Energy Select Total Return Index℠
Account Value	19,581	19,581	$ 19,581						16,488							15,113				14,239		13,142		$ 11,950		$ 12,122	$ 10,000
S & P 500 Index [Default Label]
Account Value [Line Items]
Account Value	13,568	13,568	$ 13,568			13,010			11,768				10,536			10,893		10,017		9,319	8,664	9,108	10,000
S&P 500 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S &P 500 Value Total Return Index℠
Account Value	$ 12,607	$ 12,607	$ 12,607			$ 12,877			$ 11,917				$ 10,487			$ 10,935		$ 10,254		$ 9,750	$ 8,583	$ 9,114	$ 10,000